Stock-Based Compensation and Employee Benefits - Options outstanding and exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, Number of Options	28,705,110	23,659,240
Options outstanding, Weighted-Average Remaining Contractual Terms	6 years 4 months 24 days
Options outstanding, Weighted-Average Exercise Price	$ 10.1	$ 13.31
Number of Options, Exercisable	17,010,902
Weighted Average Exercise Price, Exercisable	$ 14.37
0.77 - 2.41
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Lower	0.77
Exercise price range, Upper	$ 2.41
Options outstanding, Number of Options	6,361,791
Options outstanding, Weighted-Average Remaining Contractual Terms	9 years 6 months
Options outstanding, Weighted-Average Exercise Price	$ 1.74
Number of Options, Exercisable	473,666
Weighted Average Exercise Price, Exercisable	$ 2.35
2.59 - 5.44
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Lower	2.59
Exercise price range, Upper	$ 5.44
Options outstanding, Number of Options	6,000,496
Options outstanding, Weighted-Average Remaining Contractual Terms	8 years 3 months 18 days
Options outstanding, Weighted-Average Exercise Price	$ 3.86
Number of Options, Exercisable	2,069,330
Weighted Average Exercise Price, Exercisable	$ 4.33
5.86 - 12.37
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Lower	5.86
Exercise price range, Upper	$ 12.37
Options outstanding, Number of Options	5,603,496
Options outstanding, Weighted-Average Remaining Contractual Terms	5 years 3 months 18 days
Options outstanding, Weighted-Average Exercise Price	$ 10.28
Number of Options, Exercisable	4,386,405
Weighted Average Exercise Price, Exercisable	$ 10.54
12.44 - 17.06
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Lower	12.44
Exercise price range, Upper	$ 17.06
Options outstanding, Number of Options	4,601,126
Options outstanding, Weighted-Average Remaining Contractual Terms	5 years 3 months 18 days
Options outstanding, Weighted-Average Exercise Price	$ 14.64
Number of Options, Exercisable	3,992,175
Weighted Average Exercise Price, Exercisable	$ 14.59
17.17 - 26.58
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Lower	17.17
Exercise price range, Upper	$ 26.58
Options outstanding, Number of Options	4,691,013
Options outstanding, Weighted-Average Remaining Contractual Terms	3 years 9 months 18 days
Options outstanding, Weighted-Average Exercise Price	$ 18.9
Number of Options, Exercisable	4,642,138
Weighted Average Exercise Price, Exercisable	$ 18.91
26.62 - 36.85
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Lower	26.62
Exercise price range, Upper	$ 36.85
Options outstanding, Number of Options	1,447,188
Options outstanding, Weighted-Average Remaining Contractual Terms	6 months
Options outstanding, Weighted-Average Exercise Price	$ 29.06
Number of Options, Exercisable	1,447,188
Weighted Average Exercise Price, Exercisable	$ 29.06